ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

October 18, 2021

Re:	ETF Managers Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310
ETFMG Real Estate Tech ETF (S000073899)
(the “Fund”)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 146 effective October 18, 2021 to the Trust’s Registration Statement on Form N-1A, filed on October 15, 2021.
If you have any questions or require further information, please contact Kent Barnes at 414-550-7433 or kent.barnes@usbank.com.
Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Administrator to the ETF Managers Trust